Shareholder Report, Line Graph (Details) DFHB_Emerging Markets Sustainability Core 1 Portfolio_Institutional_TSR Annual {Institutional} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Mar. 27, 2018	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name									Emerging Markets Sustainability Core 1 Portfolio – Institutional
Accumulated Value	$ 11,447	$ 9,299	$ 8,118	$ 11,199	$ 9,424	$ 9,116	$ 8,087	$ 10,000	$ 14,268
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI Emerging Markets Index (net div.)
Accumulated Value	$ 11,142	$ 8,891	$ 8,024	$ 11,634	$ 9,947	$ 9,189	$ 8,215	$ 10,000	$ 14,252